STOCKHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, ¥ in Millions							3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Aug. 17, 2020 shares	Dec. 31, 2019 USD ($)	Oct. 24, 2019 USD ($) $ / shares shares	Oct. 22, 2019 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 shares
Stock split			one (1)-for-four (4) reverse stock
Preferred stock, shares authorized | shares							20,000,000		20,000,000		20,000,000		20,000,000
Preferred stock, par value | $ / shares							$ 0.001		$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized | shares			950,000,000				500,000,000		500,000,000		500,000,000		500,000,000
Common stock, par value | $ / shares							$ 0.00001		$ 0.00001		$ 0.00001		$ 0.00001
Common stock, shares issued | shares							49,999,891		49,999,891		49,999,891		49,999,891
Shares outstanding | shares							49,999,891		49,999,891		49,999,891		49,999,891
Stock-based compensation expenses							$ 92,885	$ 92,885	$ 278,655	$ 278,655	$ 371,540		$ 371,540
Unrecognized compensation expenses							1,137,092		$ 1,137,092		$ 1,044,207
Expenses recognized									4 years		3 years	3 years
Forgiveness of Shareholder's Loan							$ 2,448,654				$ 2,473,228
Capital contribution								$ 69,423					$ 69,423
Shareholder contribution											4,439,285
Aixintang Pharmacies And Aixin Shangyan Hotel [Member]
Stock issued acquistion				$ 4,053,587
Aixintang Pharmacies [Member]
Stock issued acquistion				3,981,766
Aixin Shangyan Hotel [Member]
Stock issued acquistion				$ 71,821
Aixin Shangyan Hotel and Aixintang Pharmacies [Member]
Business acquistion amount	$ 4,500,000	¥ 29									4,500,000	¥ 29
Decrease in Additional Paid-in Capital									$ 4,658,881		4,714,631
Quanzhong Lin [Member]
Forgiveness of Shareholder's Loan									$ 2,448,654		$ 2,473,228
Quanzhong Lin [Member]
Shares outstanding | shares														35,049,685
Employees and Contractors [Member] | 2019 Equity Incentive Plan [Member]
Issued for services | shares					550,000	37,500
Stock Issued During Period, Value, Issued for Services					$ 1,520,200	$ 337,500
Share price | $ / shares					$ 2.764	$ 9
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period									5 years		5 years	5 years
Share based compensation description									the grantee will forfeit 80% of Shares Granted if no longer employed by or contracted with the Company on the date that is one year from the grant date, forfeit 60% of Shares Granted if no longer employed by or contracted with the Company on the date that is two years from the grant date, forfeit 40% of Shares Granted if no longer employed by or contracted with the Company on the date that is three years from the grant date, and forfeit 20% of Shares Granted if no longer employed by or contracted with the Company on the date that is four years from the grant date. Effective on the 5th year from the grant date, none of the shares will be subject to forfeiture.		the grantee will forfeit 80% of Shares Granted if no longer employed by or contracted with the Company on the date that is one year from the grant date, forfeit 60% of Shares Granted if no longer employed by or contracted with the Company on the date that is two years from the grant date, forfeit 40% of Shares Granted if no longer employed by or contracted with the Company on the date that is three years from the grant date, and forfeit 20% of Shares Granted if no longer employed by or contracted with the Company on the date that is four years from the grant date. Effective on the 5th year from the grant date, none of the shares will be subject to forfeiture.	the grantee will forfeit 80% of Shares Granted if no longer employed by or contracted with the Company on the date that is one year from the grant date, forfeit 60% of Shares Granted if no longer employed by or contracted with the Company on the date that is two years from the grant date, forfeit 40% of Shares Granted if no longer employed by or contracted with the Company on the date that is three years from the grant date, and forfeit 20% of Shares Granted if no longer employed by or contracted with the Company on the date that is four years from the grant date. Effective on the 5th year from the grant date, none of the shares will be subject to forfeiture.